Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Restatement [Abstract]
Net unrealized gain (loss) on available for sale investment	$ 4